Note 2 - Basis of Presentation and Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	June 30,	June 30,
	2014	2013

Senior secured Convertible notes	1,236,212	550,977
Warrants	711,455	835,544
Employee and director stock options	527,200	520,950

Total potentially dilutive shares	2,474,867	1,907,471

	December 31,
	2013	2012
Convertible Notes	550,977	607,873
Warrants	853,937	931,472
Stock Options	568,950	460,700
Total	1,973,863	2,000,045

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	June 30,	June 30,
	2014	2013

Average common shares outstanding-basic	4,618,409	4,003,358
Effect of dilutive securities-
Warrants	516,797	--
Employee and director stock options	21,750	--

Average diluted shares	$5,156,956	$4,003,358

Schedule of Derivative Liabilities at Fair Value [Table Text Block]
	Level 1	Level 2	Level 3	Total
Fair Value of Derivative Liability	$--	$2,348,484	$--	$2,348,484